Common Stock and Warrants - Warrants Outstanding and Exercisable (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding	265,583	86,958	265,583	86,958
Warrants Expiration Date, April 10, 2021
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding	68,351		68,351
Expiration Date	Apr. 10, 2021
Warrants Expiration Date, March 20, 2025
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding	178,776		178,776
Exercise price | $ / shares	$ 16.10
Expiration Date	Mar. 20, 2025
Warrants Expiration Date, June 26, 2020
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding		108		108
Exercise price | $ / shares		$ 376.25
Expiration Date		Jun. 26, 2020
Warrants Expiration Date, July 17, 2020
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding		43		43
Exercise price | $ / shares		$ 376.25
Expiration Date		Jul. 17, 2020
Warrants Expiration Date, December 22, 2020
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding	7,740	7,740	7,740	7,740
Exercise price | $ / shares	$ 12.25	$ 428.75
Expiration Date	Dec. 22, 2020	Dec. 22, 2020
Warrants Expiration Date, December 28, 2020
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding	4,886	4,886	4,886	4,886
Exercise price | $ / shares	$ 12.25	$ 428.75
Expiration Date	Dec. 28, 2020	Dec. 28, 2020
Warrants Expiration Date, December 29, 2020
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding	5,830	5,830	5,830	5,830
Exercise price | $ / shares	$ 12.25	$ 428.75
Expiration Date	Dec. 29, 2020	Dec. 29, 2020
Warrants Expiration Date, April 21, 2021
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding		68,351		68,351
Exercise price | $ / shares			$ 12.25	$ 428.75
Expiration Date		Apr. 21, 2021